PROPERTY AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	September 30, 2023	September 30, 2022

Office equipment and furniture	$293,746	$21,407
Motor vehicles	211,710	-
Property and land	3,255,319	-
Less: accumulated depreciation	(1,237,594)	(8,027)
Property and equipment, net	$2,523,181	$13,380

Depreciation expenses were $21,853, $4,103, and $2,568 for the fiscal years ended September 30, 2023, 2022, and 2021 respectively.